Employee Benefit Plans (Other Pension Assumptions) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Rate of compensation increase (average)	3.50%	3.50%
Assumed health care cost trend rate Initial trend	7.00%	7.25%
Assumed health care cost trend rate Ultimate trend	5.00%	5.00%
Assumed health care cost trend rate Year ultimate reached	2025	2025
Qualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	4.00%	4.25%
Nonqualified Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	3.80%	3.95%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Discount Rate	3.90%	4.15%